DERIVATIVE LIABILITY ON CONVERTIBLE DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
NOTE 9. DERIVATIVE LIABILITY ON CONVERTIBLE DEBT

In September 2018, the then Company entered into Securities Exchange Agreements and other agreements with holders of all convertible debt then outstanding to have such debt satisfied (which occurred effective October 4, 2018 – see Note 8). Accordingly, the Company reduced the then derivative liability from $255,294 at September 30, 2018 to $0.

The derivative liability on convertible debt at December 31, 2017 consisted of:

	December 31, 2017
	Face Value	Derivative Liability

Alpha Capital Anstalt (“Alpha”):

$50,000 Promissory Note dated June 9, 2017, interest at 5%, due September 30, 2018 (G)	50,000	10,000

Total Alpha	50,000	10,000

Sky-Direct LLC (“Sky”):

$15,000 Promissory Note assigned March 25, 2016, interest at 12%, due September 30, 2018 (A) (B) (D) (H)	15,000	27,000

$14,975 Promissory Notes dated October 19 2016, November 29, 2016, and December 30, 2016, interest at 12%, due September 30, 2018 (C) (H)	14,975	26,955

$80,700 Promissory Note dated January 30, 2017, interest at 12%, due September 30, 2018 (C) (H)	80,700	145,260

$80,000 Promissory Note dated February 28, 2017, interest at 12%, due September 30, 2018 (C) (H)	80,000	144,000

$7,000 Promissory Note dated June 30, 2017, interest at 12%, due September 30, 2018 (C) (H)	7,000	12,600

$3,000 Promissory Note dated April 28, 2017, interest at 12%, due September 30, 2018 (C)(H)	3,000	5,400

$5,000 Promissory Note dated May 19, 2017, interest at 10%, due September 30, 2018 (H)	5,000	800

$80,000 Promissory Note dated July 31, 2017, interest at 10%, due September 30, 2018 (H)	80,000	17,600
Total Sky	285,675	394,645

Oscaleta Partners LLC (“Oscaleta”):

$30,019 Promissory Note dated April 20, 2017, interest at 5%, due September 30, 2018 (G)	30,019	6,004

$25,000 Promissory Note dated June 9, 2017, interest at 5%, due September 30, 2018 (G)	25,000	5,000

Total Oscaleta	55,019	11,004

East Six Opportunity Fund LLC:

$25,000 Promissory Note dated June 13, 2017, interest at 5%, due September 30, 2018 (G)	25,000	5,000

Total	$415,694	$458,072

In September 2018, the Company entered into Securities Exchange Agreements and other agreements with holders of all convertible debt then outstanding to have such debt satisfied (which occurred effective October 4, 2018 – see Note 7). Accordingly, the Company reduced the then derivative liability from $255,294 at September 30, 2018 to $0.

Before being satisfied, the above convertible notes contained variable conversion features based on the future trading price of the Company common stock. Therefore, the number of shares of common stock issuable upon conversion of the notes was indeterminate. Accordingly, we recorded the $458,072 fair value of the embedded conversion features at December 31, 2017 as a derivative liability. The $458,072 decrease in the fair value of the derivative liability from $458,072 at December 31, 2017 to $0 at December 31, 2018 was credited to income from derivative liability.

The fair values of the embedded conversion features are measured quarterly using the Black Scholes option pricing model. Assumptions used to calculate the derivative liability at December 31, 2017 include stock price of $1.625 per share, (2) exercise prices ranging from $0.375 to $2.50 per share, (3) terms ranging from 3 months to 9 months, (4) expected volatility of 159%, and (5) risk free interest rates ranging from 1.28% to 1.53%.